Royalty and Other Property Interests - Narrative (Details)	2 Months Ended	12 Months Ended
	Mar. 13, 2025 USD ($)	Dec. 31, 2024 USD ($) royalty	Jan. 01, 2025	Sep. 01, 2023
Timok | NSR Royalty That Is Uncapped
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage				0.3625%
Gediktepe Royalty
Categories Of Royalty And Other Property Interests [Line Items]
Number of royalties | royalty		2
Gediktepe Royalty | NSR royalty over metals produced from the oxide zone
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		10.00%
Ounces of gold equivalent to payment		10,000
Gediktepe Royalty | NSR royalty over metals produced from the sulfide zone
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		2.00%
Ounces of gold equivalent to payment		25,000
Ounces of gold equivalent to payment, production milestone threshold		25,000
Gold production milestone payment payable		$ 3,000
Gold production milestone payment payable on anniversary		$ 3,000
Leeville Mine
Categories Of Royalty And Other Property Interests [Line Items]
Gross smelter return royalty (in percent)		1.00%
Gold tax percentage		5.00%
Balya Project | Türkiye
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		4.00%
Gold Bar South
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		1.00%
Chapi copper mine | PERU
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage		1.00%
Chapi copper mine | PERU | Potential ordinary share transactions
Categories Of Royalty And Other Property Interests [Line Items]
Net smelter return royalty, percentage			2.00%
Additional consideration amount	$ 7,000